OPERATING LEASES (Operating lease related assets and liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OPERATING LEASES
Right-of-use assets	¥ 9,327	$ 1,429	¥ 36,607
Operating lease liabilities - current	3,710	569	16,672
Operating lease liabilities - non-current	5,807	890	31,675
Total operating lease liabilities	¥ 9,517	$ 1,459	¥ 48,347